Subsequent Events (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 01, 2026	Jan. 10, 2026	Sep. 30, 2025	Aug. 27, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 08, 2025
Subsequent Event [Line Items]
Share price									$ 0.0199
Stock-based compensation expense							$ 820,080		$ 1,521,840
Exercise price							$ 0.10
Revenue based milestone							$ 100,000,000
Debt discount					$ 29,545,180		$ 29,545,180		7,052,656
Face amount of the note									$ 653,791	1,473,888
Liabilities, Fair Value Disclosure										$ 0
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion Price											$ 0.033
Face amount of the note											$ 2,270,000
Product Launch Type One [Member]
Subsequent Event [Line Items]
Warrant to purchase, shares					1,000,000		1,000,000
Product Launch Type Two [Member]
Subsequent Event [Line Items]
Warrant to purchase, shares					500,000		500,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares					22,360,575					3,333,333
Shares issued for conversion					4,285,994	14,980,901				1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock-based compensation expense	$ 84,000
Warrant to purchase, shares	100,000,000
Debt discount		$ 1,175,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares			133,333	216,667
Purchase price			$ 24,000,000.0	$ 39,000,000.0
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible note amount		1,175,000
Net proceeds		998,750
Debt discount		$ 176,250
Debt instrument description		The note bears interest at 15% per annum (24% upon default), matures on January 10, 2027, and is secured by a first-priority lien on substantially all assets of the Company. The interest rate decreases to 5% per annum during periods when the Company’s common stock is listed for trading on a national securities exchange. The original issue discount increases by 3% of the total outstanding balance on each anniversary of the issuance date until the note is no longer outstanding
Conversion Price		$ 0.033
Fair value		$ 1,238,092
Face amount of the note		$ 63,092
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares	2,000,000
Share price	$ 0.042
Shares issued for conversion				6,000
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price				$ 0.02
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price				$ 0.03
Subsequent Event [Member] | Earnout Shares [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued as financing costs, shares			25,000	41,667